Employee benefits (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Schedule of labor expenses

(in millions of euros)	Note	2023	2022	2021
Average number of employees (full-time equivalents)(1)		127,109	130,307	132,002
Wages and employee benefit expenses		(8,863)	(8,754)	(9,587)
o/w wages and salaries		(6,343)	(6,328)	(6,232)
o/w social security charges		(2,083)	(2,132)	(2,148)
o/w French part-time for seniors plans	6.2	(364)	(313)	(1,209)
o/w capitalized costs(2)		788	818	849
o/w other labor expenses(3)		(860)	(799)	(847)
Employee profit sharing		(134)	(149)	(145)
Share-based compensation (4)	6.3	(21)	(16)	(185)
o/w free share award plans		(21)	(16)	(13)
o/w employee shareholding plan Together 2021		—	—	(172)
Total in operating income		(9,018)	(8,920)	(9,917)
Net interest on the net defined liability in finance costs		(86)	(13)	(10)
Actuarial (gains)/losses in other comprehensive income		(96)	176	59
Total in comprehensive income		(9,200)	(8,756)	(9,867)

(1)	Of whom 25% were Orange SA's civil servants at December 31, 2023 (compared with 28% at December 31, 2022 and 31% at December 31, 2021).
(2)	Capitalized costs correspond to labor expenses included in the cost of assets produced by the Group (see Notes 8.4 and 8.5).
(3)	Other labor expenses comprise other short-term allowances and benefits, payroll taxes, post-employment benefits and other long-term benefits (except French part-time for seniors plans (TPS)).
(4)	Includes social security contributions of (2) million euros in 2023, (1) million euros in 2022 and (13) million euros in 2021, whose counterpart on the balance sheet is not presented in equity.

Schedule of employee benefits payable

(in millions of euros)	December 31,	December 31,	December 31,
	2023	2022	2021
Post-employment benefits(1)	837	739	881
Other long-term benefits	2,389	2,358	2,318
o/w French part-time for seniors plans	1,711	1,753	1,720
Provisions for employment termination benefits	2	1	2
Other employee-related payables and payroll taxes due	1,923	1,857	1,862
Provisions for social risks and litigation	32	29	50
Total	5,183	4,985	5,113
o/w non-current employee benefits	2,551	2,567	2,798
o/w current employee benefits	2,632	2,418	2,316

(1)	Does not include defined contribution plans.

Schedule of benefits to be paid

(in millions of euros)	Schedule of benefits to be paid, undiscounted
	2024	2025	2026	2027	2028	2029 and beyond
Post-employment benefits	88	53	58	88	111	2,701
Other long-term benefits (1)	626	562	453	324	132	30
o/w French part-time for seniors plans	534	478	392	282	120	20
Total	714	614	510	411	243	2,732

(1)	Provisions for Time Savings Account (Compte Epargne Temps (CET)) and long-term sick leave and long-term leave not included.

Schedule of key assumptions

The valuation of the obligation of the French part-time for seniors plans (TPS) had been sensitive to estimates of the potentially eligible population and to the sign-up rate for the plans (estimated at 70% on average), and the trade-offs that the beneficiaries ultimately made between the different plans proposed. At December 31, 2023, with sign-ups to the 2018 and 2021 French part-time for seniors plans (TPS) no longer possible, the sensitivity to the sign-up rate was not presented.

The discount rates used for the French entities (which accounts for 95% of Orange’s pension and other long-term employee benefit obligations at December 31, 2023) are as follows:

	December 31,		December 31,	December 31,
	2023		2022	2021
More than 10 years	3.25% à 4.20%		3.75% à 3.85%	0.80% à 1.05%
Less than 10 years	3.20% à 4.15	%(1)	3.20% à 3.75%	- 0.15% à 0.40%

(1)	Rates of 3.45% and 3.20%, respectively, were used to value commitments relating to the 2018 and 2021 French part-time for seniors plans (TPS) (compared with 3.40% and 3.55% at December 31, 2022 and - 0.15% at December 31, 2021).

The discount rates used for the euro zone are based on corporate bonds rated AA with a duration equivalent to the duration of the obligations.

The increase in annuities of the Equant plans in the United Kingdom is based on inflation (3% used) up to 5%.

The main capital-based defined-benefit plan (retirement bonuses for employees under private-law contracts in France) is principally sensitive to employment policy assumptions (Orange has historically had high numbers of employees of retirement age), salary revaluation and long-term inflation of 2%.

The impacts on pension benefit obligations of a change in the key assumption would be as follows:

(in millions of euros)	Rate increases by 50 points	Rate decreases by 50 points
Discount rates(1)	(71)	75

(1)	Including (16) and 16 million euros for the French part-time for seniors plans (TPS) (short-term duration).

Schedule of obligations

(in millions of euros)	Post-employment benefits			Long-term benefits		2023	2022		2021
	Annuity-	Capital-	Other	French part-	Other
	based	based		time for
	plans	plans		seniors plans
				(TPS)
Total benefit obligations in the opening balance	401	710	2	1,753	605	3,471	3,740		2,812
Service cost	—	38	—	29	140	208	131		1,379	(4)
Plan amendment (1)	—	(23)	—	241	1	219	—		—
Net interest on the defined benefit liability	16	31	—	53	1	101	19		15
Actuarial losses/(gains) arising from changes of assumptions	(2)	57	—	13	—	68	(490)		(5)
o/w arising from change in discount rate	3	39	—	10	—	52	(495)	(2)	(76)
Actuarial losses/(gains) arising from experience(3)	8	32	—	79	—	120	459		(47)
Benefits paid	(21)	(36)	—	(459)	(71)	(587)	(374)		(439)
Translation adjustment and others	4	20	—	2	—	26	(14)		25
Total benefit obligations in the closing balance (a)	405	828	2	1,711	678	3,625	3,471		3,740
o/w benefit obligations in respect of employee benefit plans that are wholly or partly funded	405	41	—	—	—	446	419		571
o/w benefit obligations in respect of employee benefit plans that are wholly unfunded	—	788	2	1,711	678	3,179	3,052		3,169
Weighted average duration of the plans (in years)	8	11	15	2	2	4	4		6

(1)	Mainly includes the effect of the French pension reform enacted on April 14,2023.
(2)	Including (352) million euros in France and (130) million euros in the United Kingdom related to the increase in discount rates in 2022.
(3)	In 2023, actuarial gains and losses were primarily related to experience effects and mainly included the effect of salary revaluations.

In 2022, actuarial gains related to experience effects mainly took into account an increase in the number of sign-ups for the French part-time for seniors plans (TPS), and particularly the plan signed in 2021.

In 2021, actuarial gains related to experience effects took into account a slowdown in the number of sign-ups for the French part-time for seniors plans (TPS).

(4)	Including 1,225 million euros related to the French part-time for seniors plan (TPS) signed in December 2021.

Schedule of fair value of plan assets

(in millions of euros)	Post-employment benefits			Long-term benefits		2023	2022	2021
	Annuity-	Capital-	Other	French part-	Other
	based	based		time for
	plans	plans		seniors plans
				(TPS)
Fair value of plan assets in the opening balance	373	1	—	—	—	373	541	474
Net interest on the defined benefit liability	16	—	—	—	—	16	7	4
(Gains)/Losses arising from experience	—	—	—	—	—	—	(154)	40
Employer contributions	9	1	—	—	—	10	11	20
Benefits paid by the fund	(18)	—	—	—	—	(19)	(18)	(20)
Translation adjustment and other	4	15	—	—	—	19	(13)	23
Fair value of plan assets in the closing balance (b)	383	16	—	—	—	399	373	541

Schedule of employee benefits

(in millions of euros)	Post-employment benefits			Long-term benefits		2023	2022	2021
	Annuity-	Capital-	Other	French part-	Other
	based	based		time for
	plans	plans		seniors plans
				(TPS)
Employee benefits in the opening balance	28	709	2	1,753	605	3,097	3,199	2,337
Net expense for the period	1	46	—	415	143	605	443	1,356
of which plan amendment(1)	—	22	—	(241)	(1)	(220)	—	—
Employer contributions	(9)	(1)	—	—	—	(10)	(11)	(20)
Benefits directly paid by the employer	(3)	(36)	—	(459)	(71)	(568)	(355)	(419)
Actuarial (gains)/losses generated during the year through other comprehensive income	6	91	—	—	—	96	(176)	(59)
Other	—	2	—	2	—	5	(2)	3
Employee benefits in the closing balance - Net position (a) - (b)	22	812	2	1,711	678	3,226	3,097	3,199
o/w non-current	21	746	2	1,177	672	2,618	2,605	2,799
o/w current	2	66	—	534	6	608	492	400

(1)	Mainly includes the effect of the French pension reform enacted on April 14, 2023.

Schedule of net expense

	Post-employment benefits			Long-term benefits		2023	2022	2021
	Annuity-	Capital-	Other	French part-	Other
	based	based		time for
	plans	plans		seniors plans
(in millions of euros)				(TPS)
Service cost	—	(37)	—	(29)	(140)	(207)	(131)	(1,379)	(1)
Plan amendment(2)	—	22	—	(241)	(1)	(220)	—	—
Net interest on the net defined benefit liability	(1)	(31)	—	(53)	(1)	(86)	(12)	(10)
Actuarial gains/(losses)	—	—	—	(92)	(1)	(93)	(299)	33
Total	(1)	(46)	—	(415)	(144)	(606)	(443)	(1,356)
o/w expenses in operating income	—	(16)	—	(362)	(143)	(521)	(430)	(1,346)
o/w net interest on the net defined liability in finance cost	(1)	(31)	—	(53)	(1)	(86)	(12)	(10)

(1)	Including (1,225) million euros related to the French part-time for seniors plan (TPS) signed on December 17, 2021.
(2)	Mainly includes the effect of the French pension reform enacted on April 14, 2023.

Schedule of share-based payment

LTIP 2020 - 2022
Measurement date	July 29, 2020
Vesting date	December 31, 2022
Price of underlying instrument at measurement date	10.47 euros
Price of underlying instrument at vesting date	9.28 euros
Price of underlying instrument at delivery date	10.95 euros
Expected dividends (% of the share price)	6.7%
Risk free yield	-0.61%
Fair value per share of benefit granted to employees	6.06 euros
o/w fair value of internal performance condition	8.58 euros
o/w fair value of external performance condition	2.27 euros

Schedule of executive compensation

(in millions of euros)	December 31,	December 31,	December 31,
	2023	2022	2021
Short-term benefits excluding employer social security contributions (1)	(12)	(12)	(14)
Short-term benefits: employer’s social security contributions	(4)	(4)	(5)
Post-employment benefits (2)	—	—	—
Share-based compensation (3)	(2)	(1)	(2)

(1)	Includes all compensation; gross salaries, the variable component, bonuses and benefits (excluding termination benefits), benefits in kind, incentives and profit-sharing attendance compensation and the share-based Long Term Incentive Plan (LTIP) which matured at December 31, 2022 and was paid out in 2023.
(2)	Service cost.
(3)	Includes employee shareholding plans and share-based Long-Term Incentive Plans (LTIP) in force.

Free share award plans
Disclosure of defined benefit plans [line items]
Schedule of employee benefits

The allocation of rights to beneficiaries is subject to a continued employment condition:

	LTIP 2023 - 2025	LTIP 2022 - 2024	LTIP 2021 - 2023
Assessment of the employment continuation	From July 25, 2023	From July 27, 2022	From July 28, 2021
	to March 31, 2026	to December 31, 2024	to December 31, 2023

Schedule of share-based payment

	LTIP 2023 - 2025	LTIP 2022 - 2024	LTIP 2021 - 2023
Implementation date by the Board of Directors	July 25, 2023	July 27, 2022	July 28, 2021
Maximum number of free share units (1)	1.9 million	1.8 million	1.8 million
Estimated number of beneficiaries	1,200	1,300	1,300
Acquisition date of the rights by the beneficiaries	March 31, 2026	December 31, 2024	December 31, 2023
Delivery date of the shares to the beneficiaries	March 31, 2026	March 31, 2025	March 31, 2024

(1)	In countries where the regulations, tax codes or labor laws do not permit awards of stock, the beneficiaries of the plan will receive a cash value based on the market price of Orange stock at the delivery date of the shares.

Long Term Incentive Plan (LTIP) 2019 - 2021 [member]
Disclosure of defined benefit plans [line items]
Schedule of rights subject to the achievement of performance conditions

Rights subject to the achievement of performance conditions (as a % of the total entitlement):

	LTIP 2023 - 2025	LTIP 2022 - 2024	LTIP 2021 - 2023
Organic cash-flow from telecom activities	40%	50%	50%
Total Shareholder Return (TSR)	30%	30%	30%
Corporate Social Responsability (CSR)	30%	20%	20%

Long-term incentive plans
Disclosure of defined benefit plans [line items]
Schedule of share-based payment

	LTIP 2023 - 2025	LTIP 2022 - 2024	LTIP 2021 - 2023
Measurement date	July 25, 2023	July 27, 2022	July 28, 2021
Vesting date	March 31, 2026	December 31, 2024	December 31, 2023
Price of underlying instrument at measurement date	10.73 euros	10.16 euros	9.63 euros
Price of underlying instrument at closing date	10.30 euros	10.30 euros	10.30 euros
Expected dividends (% of the share price)	6.7%	6.9%	7.3%
Risk free yield	3.09%	0.59%	-0.68%
Fair value per share of benefit granted to employees	8.31 euros	7.53 euros	6.33 euros
o/w fair value of internal performance condition	8.86 euros	8.30 euros	7.74 euros
o/w fair value of external performance condition	7.02 euros	5.74 euros	3.04 euros

Long Term Incentive Plan (LTIP) 2020 - 2022 [member]
Disclosure of defined benefit plans [line items]
Schedule of employee benefits	The allocation of rights to beneficiaries was subject to a continued employment condition:

LTIP 2020 - 2022
From July 29, 2020
Assessment of the employment continuation	to December 31, 2022

Schedule of share-based payment

LTIP 2020 - 2022
Implementation date by the Board of Directors	July 29, 2020
Maximum number of free share units (1)	1.7 million
Estimated number of beneficiaries at the beginning	1,300
Number of free share units delivered at delivery date (1)	0.9 million
Number of beneficiaries	1,191
Acquisition date of the rights by the beneficiaries	December 31, 2022
Delivery date of the shares to the beneficiaries	March 31, 2023

(1)	In countries where the regulatory conditions, tax codes or labor laws do not permit awards of stock, the beneficiaries of the plan received a cash amount value based on the market price of Orange stock at the delivery date of the shares, on March 31, 2023.

Schedule of rights subject to the achievement of performance conditions

LTIP 2020 - 2022
Organic cash-flow from telecom activities	40%
Total Shareholder Return (TSR)	40%
Corporate Social Responsability (CSR)	20%

Schedule of cost of plan including social security contributions

The cost of the plan including social security contributions is presented below:

(in millions of euros)	2023	2022	2021	2020
LTIP 2020 - 2022 (1)	1	(5)	(5)	(2)

(1)	With corresponding entries in equity for (10) million euros and in employee-related payables for (1) million euros settled on delivery of the shares in 2023.